Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of employee benefit expenses [Abstract]
Schedule of Key management personnel expenses
	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2	2 0 2 4
	NIS	NIS	NIS	US Dollars

Salary and management fees	6,286	6,021	5,268	1,724
Bonus	3,259	2,661	4,569	894
Share based payment expense	249	536	321	68
Directors' remuneration	215	228	332	59
	10,009	9,446	10,490	2,745